UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2005

Item 1 – Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND

QUARTERLY STATEMENT OF INVESTMENTS

August 31, 2005.  (Unaudited)

		SHARES	VALUE
COMMON STOCKS	94.58%

Consumer/Retail	7.56%
B&G Foods Inc.		67,000	867,650
Blue Nile Inc. *		9,800	331,338
China Mobile HK Ltd. ADR		16,000	349,600
The Daimaru Inc.		101,000	1,022,820
DSW Inc. *		2,700	60,750
Fast Retailing Co., Ltd.		16,000	1,218,483
Kokuyo Co., Ltd.		114,500	1,547,423
Komeri Co. Ltd.		52,100	1,675,559
Leapfrog Enterprises Inc. *		10,000	134,400
Lion Corp.		170,000	999,774
Martek Biosciences Corp. *		1,000	51,000
Mitsukoshi Ltd.		195,000	958,309
Nikon Corp.		86,000	1,008,429
Noritz Corp.		41,200	682,604
Sapporo Holdings Ltd.		117,000	535,878
Sunstone Hotel Investors Inc.		64,200	1,624,260
Tempur-Pedic International Inc. *		136,400	2,191,948
Turkcell Iletisim ADR		10,400	139,672
Wacoal Corp.		84,000	1,145,851
York-Benimaru Co., Ltd.		33,000	974,841

TOTAL CONSUMER/RETAIL			17,520,589

ENERGY	31.79%
Coal	5.39%
Alpha Natural Resources Inc. *		43,400	1,294,622
CONSOL Energy Inc.		28,000	1,951,600
Fording Canadian Coal Trust		30,500	3,769,800
KFX Inc. *		139,000	2,230,950
Peabody Energy Corp.		45,500	3,260,985

			12,507,957

Exploration & Production	11.42%
Amerada Hess Corp.		33,100	4,207,010
Burlington Resources Inc.		30,000	2,213,700
Canadian Natural Resources Ltd.		30,800	1,517,516
Chesapeake Energy Corp.		110,800	3,502,388
Compton Petroleum Corp. *		62,700	749,892
EnCana Corp.		49,700	2,444,743
EOG Resources Inc.		30,000	1,914,900
Nexen Inc.		45,400	1,980,802
PetroQuest Energy Inc. *		33,600	262,080
Plains Exploration & Production Co. *		26,600	985,530
Suncor Energy Inc.		42,000	2,488,920
Talisman Energy Inc.		30,000	1,464,617
Western Gas Resources Inc.		41,000	1,968,000
XTO Energy Inc.		20,000	796,000

			26,496,098

Oil Services & Drillers	14.98%
Atwood Oceanics Inc.		10,000	752,300
Baker Hughes Inc.		34,000	1,997,500
BJ Services Co.		35,000	2,207,800
Cooper Cameron Corp. *		31,000	2,236,650
Diamond Offshore Drilling Inc.		2,000	118,120
ENSCO International Inc.		68,800	2,811,168
FMC Technologies Inc. *		50,500	2,030,605
Grant Prideco Inc. *		55,000	2,027,300
Halliburton Co.		38,900	2,410,633
Helmerich & Payne Inc.		23,500	1,396,370
Key Energy Services Inc. *		49,600	696,508
Nabors Industries Ltd. *		34,200	2,291,400
National - Oilwell Varco Inc. *		60,070	3,857,095
Noble Corporation		21,000	1,497,300
Patterson Utility Energy Inc.		30,000	1,020,600
Rowan Cos Inc.		51,000	1,897,200
Schlumberger Ltd.		10,000	862,300
Smith International Inc.		10,000	347,400
Tesoro Corp.		9,000	520,200
TETRA Technologies Inc. *		19,350	551,475

Tidewater Inc.	5,000	222,700
Transocean Inc. *	36,100	2,131,344
Valero Energy Corp.	8,000	852,000

TOTAL OIL SERVICES & DRILLERS		34,735,968

TOTAL ENERGY		73,740,023

Finance	15.05%
ACOM Co. Ltd.		19,400	1,272,361
Aiful Corp.		18,000	1,378,924
Apollo Investment Corp.		208,200	4,003,686
Banco Bradesco S.A.		6,400	272,512
Banco LatinoAmericano		20,000	342,800
Bank of Ireland		8,100	128,397
Brookline Bancorp, Inc.		105,000	1,621,200
Cohen & Steers, Inc.		83,200	1,705,600
Daiwa Securities Group Inc.		377,000	2,550,910
Fidelity Bankshares, Inc.		30,470	917,452
ICICI Bank Ltd. ADR		62,300	1,456,574
KKR Financial Corp.		15,100	353,189
Mitsubishi Tokyo Financial Group Inc.		350	3,572,880
NewAlliance Bancshares, Inc.		30,000	436,500
Nikko Cordial Corp.		406,000	2,002,584
Nomura Holdings Inc. - ADR		91,000	1,252,160
Nomura Holdings Inc.		80,000	1,087,673
Promise Co. Ltd.		13,000	880,799
Sovereign Bancorp, Inc.		19,600	457,072
The Bank of Yokohama Ltd.		509,000	3,260,138
The Joyo Bank Ltd.		351,000	1,918,379
The Shizuoka Bank Ltd.		213,000	1,939,600
UFJ Holdings Inc. *		100	623,334
Waddell & Reed Financial Inc.		75,900	1,470,942

TOTAL FINANCE			34,905,666

Healthcare	1.96%
Biosphere Medical Inc. *		182,703	986,596
HCA Inc.		14,200	700,060
Medtronic Inc.		10,000	570,000
Pfizer Inc.		26,200	667,314
Sepracor Inc. *		26,700	1,340,340
Stryker Corporation		5,000	272,750

TOTAL HEALTHCARE			4,537,060

Industrial	11.62%
Abitibi-Consolidated Inc.		210,000	911,400
Airport Facilities Co., Ltd.		59,000	317,666
American Science and Engineering Inc. *		53,000	3,352,250
Bowne & Co Inc.		156,300	2,219,460
Bridgestone Corp.		109,000	2,146,619
Chicago Bridge & Iron Co. N.V.		12,100	375,342
Dresser-Rand Group Inc. *		20,271	486,301
Empresa Brasileira de Aeronautica S.A.		28,400	1,018,424
Fluor Corp.		10,000	619,100
Georgia Gulf Corp.		25,100	700,290
GOL Linhas Aereas Inteligentes S.A. - ADR		25,900	872,830
Goodrich Corp.		5,000	229,100
Hexcel Corp. *		10,000	194,500
Insituform Technologies Inc. - Class A *		99,100	2,051,370
Jacobs Engineering Group Inc. *		25,000	1,560,000
Kansas City Southern *		67,000	1,347,370
Nisshinbo Industries Inc.		137,000	1,095,307
NOVA Chemicals Corp.		40,900	1,312,890
Primary Energy Recycling Corp. *		116,600	984,273
Reddy Ice Holdings Inc. *		5,200	112,788
Sasol Ltd. - ADR		50,000	1,670,000
Tata Motors Ltd.		5,000	51,700
Walter Industries Inc.		36,000	1,579,320
Washington Group International Inc. *		10,000	528,400
Willbros Group Inc. *		70,200	1,213,056

TOTAL INDUSTRIAL			26,949,756

Insurance	3.52%
ACE Ltd.		20,600	914,846
Allmerica Financial Corp. *		16,600	675,786
Bristol West Holdings Inc.		100,000	1,745,000
CNA Financial Corp. *		20,000	579,400
James River Group Inc. *		19,600	392,000
Montpelier Re Holdings Ltd.		12,500	408,750
PartnerRe Ltd.		22,700	1,377,890
RenaissanceRe Holdings Ltd.		36,000	1,631,160
Specialty Underwriters’ Alliance Inc. *		30,000	247,200
The St. Paul Travelers Companies Inc.		5,000	215,050

TOTAL INSURANCE			8,187,082

Media	0.77%
China Netcom Group Corp Ltd. - ADR		5,000	170,050
Mobile TeleSystems OJSC - ADR		18,200	673,400
Shanda Interactive Entertainment Ltd. ADR *		7,500	249,450
Toho Co., Ltd.		46,000	701,875

TOTAL MEDIA			1,794,775

Metals	5.67%
Apex Silver Mines Ltd. *		82,200	1,078,464
Cameco Corp.		24,000	1,208,400
Cleveland-Cliffs Inc.		9,300	661,044
Ivanhoe Mines Ltd. *		208,900	1,522,881
Olin Corp.		109,800	2,051,064
Oregon Steel Mills Inc. *		113,300	2,546,984
Pan American Silver Corp. *		56,700	883,953
Cia Vale Do Rio Doce ADR		18,900	649,971
Sherritt International Corp.		186,000	1,706,436
Western Silver Corp. *		104,000	830,960

TOTAL METALS			13,140,157

Real Estate Investment Trusts (REITs)	1.38%
Education Realty Trust Inc.		20,000	369,000
Goldcrest Co. Ltd.		13,000	849,090
Government Properties Trust Inc. *		30,000	291,000
Mitsubishi Estate Co. Ltd.		26,000	310,041
Mitsui Fudosan Co. Ltd.		25,000	320,701
TOC Co. Ltd.		26,650	107,616
Trustreet Properties Inc.		58,000	956,420

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)			3,203,868

Technology	3.20%
Advanced Energy Industries Inc. *		51,200	610,304
Magal Security Systems Ltd. *		66,443	687,685
Microsoft Corp.		121,700	3,334,580
Radvision Ltd. *		152,445	1,747,020
Satyam Computer Services Ltd.		11,400	312,018
STATS ChipPac Ltd. -ADR *		113,000	719,810

TOTAL TECHNOLOGY			7,411,417

Transportation	3.93%
Central Japan RR		31	236,921
CSX Corporation		17,600	773,168
East Japan Railway Co.		290	1,558,788
Frontline Ltd.		10,000	467,600
General Maritime Corp.		15,000	560,400
Golar LNG, Ltd. *		83,200	1,108,224
Nippon Express Co., Ltd.		150,000	668,052
OMI Corporation		50,000	956,500
Overseas Shipholding Group Inc.		12,000	733,800
Teekay Shipping Corp.		15,000	692,250
Tokyo Corporation		166,000	778,301
TOP Tankers, Inc.		8,000	123,280
Tsakos Energy Navi. Ltd.		12,000	465,360

TOTAL TRANSPORTATION			9,122,644

Utilities	8.13%
The AES Corp. *		60,300	949,122
Ameren Corp.		16,000	878,880
British Energy Group plc. *		156,200	1,347,304
CEMIG SA ADR		13,100	462,692
DTE Energy Co.		16,000	732,320
Duke Energy		23,000	666,770
Dynegy Inc. - Class A *		159,000	693,240
Energy East Corp.		10,000	262,200
Entergy Corp.		21,000	1,573,110
Exelon Corp.		32,000	1,724,480
OGE Energy Corp.		14,000	406,420
PPL Corp.		34,000	1,086,640
Public Service Enterprise Group Inc.		48,300	3,117,765
Southern Co.		42,000	1,444,800
Southern Union Co. *		47,250	1,163,295
The Williams Companies Inc.		104,000	2,333,760

TOTAL UTILITIES			18,842,798

TOTAL COMMON STOCKS (Cost $191,546,146)			219,355,835

EXCHANGE TRADED FUNDS	5.14%
India Fund Inc. (Closed - End)		15,000	544,500
iShares
MSCI Brazil		68,800	1,932,592
MSCI Emerging Markets Index		10,000	781,200
MSCI Hong Kong		283,200	3,698,592
MSCI Malaysia		239,800	1,740,948
MSCI Pacific		20,000	1,975,800
MSCI Taiwan		107,000	1,257,250

TOTAL EXCHANGE TRADED FUNDS (Cost $10,828,119)			11,930,882

PREFERRED STOCK	1.09%
Ashford Hospital Trust		50,000	1,336,500
XL Capital Ltd. *		51,500	1,182,440

TOTAL PREFERRED STOCK (Cost $2,462,938)			2,518,940

MUTUAL FUNDS	0.22%
J.P. Morgan Prime Money Market Fund		504,121	504,121

TOTAL MUTUAL FUNDS (Cost $504,121)			504,121

			PRINCIPAL
DUE DATE		COUPON	AMOUNT	VALUE
FOREIGN GOVERNMENT & AGENCY OBLIGATIONS	2.28%
UK Treasury 09/07/2015		4.75%	2,800,000	5,291,235

TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (Cost $5,293,639)				5,291,235

U.S. GOVERNMENT & AGENCY OBLIGATIONS	37.47%

FHLB, 8/22/2008		3.875%	4,000,000	3,979,920
FHLMC, 7/12/2010		4.125%	4,000,000	3,997,160
United States T-Bill, 9/29/05			8,000,000	7,979,964
United States T-Note, 02/15/2015		4.000%	12,000,000	11,968,596
United States T-Bond, 02/15/2031		5.375%	50,300,000	58,988,571

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $84,044,334)				86,914,211

ASSET-BACKED SECURITIES	4.40%
FNR 2005-86 AF, 7/25/35		8.00%	10,230,688	10,205,111

TOTAL ASSET-BACKED SECURITIES (Cost $10,230,688)				10,205,111

OPTIONS PURCHASED	0.00%
Energy Select Sector *			500	1,250
Sept Put at $40

TOTAL OPTIONS PURCHASED (Cost $90,000)				1,250

TOTAL INVESTMENTS (Cost $304,999,985)	145.18%			$336,721,585
Liabilities in Excess of Other Assets	-4.17%			(9,661,405)
Liquidation Preference of Auction Market Preferred Shares, Series W28 (including dividends payable on preferred shares)	-41.02%			(95,130,935)
NET ASSETS	100.00%			$231,929,246

*Non-income producing security

ADR - American Depositary Receipt

SEE NOTES TO  QUARTERLY STATEMENT OF INVESTMENTS

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
Abercrombie & Fitch	(25,200)	(1,401,372)
American Eagle Outfitters	(52,500)	(1,503,075)
AON Corp.	(9,000)	(269,280)
Commerce Bancorp Inc.	(58,100)	(1,959,132)
DaimlerChrysler AG	(14,000)	(723,520)
Dana Corp.	(10,000)	(134,600)
Danaher Corp.	(4,300)	(230,308)
Dillards Inc. - Class A	(99,000)	(2,228,490)
Doral Financial Corp.	(13,300)	(190,722)
Factset Research Systems Inc.	(36,400)	(1,274,000)
Fairmont Hotels & Resorts	(8,000)	(251,040)
Fastenal Co.	(26,800)	(1,623,544)
FirstMerit Corp.	(39,200)	(1,096,032)
Ford Motor Co.	(114,000)	(1,136,580)
Harman International	(5,000)	(517,000)
HNI Corp.	(9,000)	(518,850)
iShares Russel 2000	(160,000)	(10,622,400)
Jefferies Group Inc.	(38,300)	(1,512,084)
Longs Drug Stores Co.	(37,800)	(1,602,720)
Panera Bread Co. *	(23,500)	(1,309,890)
Polaris Industries Inc.	(45,900)	(2,418,012)
Popular Inc.	(12,500)	(342,000)
Retail HOLDRs Trust	(86,400)	(8,303,904)
Safeway Inc.	(15,000)	(355,950)
SLM Corp.	(40,000)	(1,990,000)
Toll Brothers Inc. *	(10,000)	(480,500)
Toro Co.	(36,800)	(1,428,944)
W Holding Co. Inc.	(18,700)	(184,756)
Wachovia Corp.	(19,400)	(962,628)
Winnebago Industries	(18,300)	(557,601)
Yankee Candle Co.	(10,450)	(287,062)

TOTAL SECURITIES SOLD SHORT (Proceeds -$47,714,736)		(47,415,996)

SEE NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

CLOUGH GLOBAL ALLOCATION FUND

SCHEDULE OF OPTIONS WRITTEN

May 31, 2005

Company	Shares	Value
PUT OPTIONS WRITTEN
Energy Select Sector expiring June 2005 at $39	$(750)	$(13,125)
iShares Russell 2000 expiring August 2005 at $56	(750)	(78,750)
Oil Service Holders expiring July 2005 at $85	(4,700)	(458,250)

TOTAL PUT OPTIONS WRITTEN (Premiums Received -1,104,985)		$(550,125)

CLOUGH GLOBAL ALLOCATION FUND

Qtr Ended 5/31/2005

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, February 28, 2005	$—	$—	$625	$102,497
Positions opened	—	—	15,450	2,288,711
Expired	—	—	(4,625)	(647,654)
Closed	—	—	(5,250)	(638,569)
Split	—	—		—
Outstanding, May 31, 2005	$—	$—	$6,200	$1,104,985

Market Value, May 31, 2005		$—		$(550,125)

CLOUGH GLOBAL ALLOCATION FUND

For Year Ended 5/31/2005

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, July 27, 2004	—	—	—	—
Positions opened	—	—	17,775	2,603,734
Expired	—	—	(4,625)	(647,654)
Closed	—	—	(6,950)	(851,095)
Split	—	—		—
Outstanding, May 31, 2005	$—	$—	$6,200	$1,104,985

Market Value, May 31, 2005		$—		$(550,125)

CLOUGH GLOBAL ALLOCATION FUND

PORTFOLIO ALLOCATON

(As a percentage of total investments)

COMMON STOCKS	69.13%
EXCHANGE TRADED FUNDS	1.94%
PREFERRED STOCK	0.95%
MUTUAL FUNDS	0.10%
CORPORATE BONDS AND NOTES	0.21%
FOREIGN GOVERNMENT & AGENCY OBLIGATIONS	1.74%
U.S. GOVERNMENT & AGENCY OBLIGATIONS	25.15%
OPTIONS PURCHASED	0.78%

TOTAL INVESTMENTS	100.00%

Notes to Quarterly Statement of Investments

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.  The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of August 31, 2005 was as follows:

PUT OPTIONS

	Principal/ Number of Contracts	Amount of Premiums
Options outstanding as of May 31, 2005	6,200	$1,104,985
Positions opened Options expired	(6,950)	(1,104,985)
Options split	750
Options outstanding as of August 31, 2005	—	—

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 – Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	October 28, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	October 28, 2005

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